LONG-TERM DEBT AND CURRENT PORTION OF LONG TERM DEBT (Details) $ in Thousands					1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
		Sep. 29, 2023	Sep. 26, 2023	Dec. 01, 2017 USD ($)	Aug. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($) Lender Vessel	Dec. 31, 2022 USD ($) Vessel	Dec. 31, 2020 USD ($) Building	Dec. 31, 2018 Vessel	Dec. 16, 2020 USD ($)	Feb. 12, 2019 USD ($)
Line of Credit Facility [Abstract]
Number of lenders | Lender							2
Current portion of long-term debt						$ 42,951	$ 42,951	$ 39,700
Contractual Obligation [Abstract]
2023	[1]					29,766	29,766
2024						26,732	26,732
2025						88,345	88,345
2026						15,474	15,474
2027						15,934	15,934
Thereafter						105,497	105,497
Total						281,748	$ 281,748
2019 Senior Secured Credit Facility [Member]
Line of Credit Facility [Abstract]
Maximum borrowing capacity												$ 306,100
Number of vessels used as collateral | Vessel							14
Debt instrument term							5 years
Drawn amount						107,900	$ 107,900	129,200
Current portion of long-term debt						28,800	28,800	25,800
Deferred financing costs						500	500	1,500
Repayment of debt						5,300	21,300
Additional payment related to excess cash flow mechanism						17,300
Contractual Obligation [Abstract]
2023	[1]					22,554	22,554
2024						12,079	12,079
2025						73,311	73,311
2026						0	0
2027						0	0
Thereafter						0	0
Total						107,944	$ 107,944
2019 Senior Secured Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Abstract]
Additional payment related to excess cash flow mechanism					$ 17,300
Maturity date		Feb. 28, 2025	Feb. 28, 2025
$30 Million Accordion Loan [Member]
Line of Credit Facility [Abstract]
Maximum borrowing capacity											$ 30,000
Financing of 2018-built Vessels [Member]
Line of Credit Facility [Abstract]
Number of vessels delivered | Vessel							3			3
Drawn amount						91,700	$ 91,700	96,000
Percentage of purchase price expected to pay by lending provider				77.50%
Term of bareboat charter agreement							10 years
Obligation to purchase the vessels				$ 13,600
First flexibility period to purchase the vessels							60 months
Second flexibility period to purchase the vessels							84 months
Long term debt current						8,700	$ 8,700	$ 8,500
Contractual Obligation [Abstract]
2023	[1]					4,440	4,440
2024						9,138	9,138
2025						9,534	9,534
2026						9,974	9,974
2027						10,434	10,434
Thereafter						48,160	48,160
Total						91,680	$ 91,680
Financing of 2018-built Vessels [Member] | SOFR [Member]
Line of Credit Facility [Abstract]
Basis spread on variable rate							0.26%
Term of variable rate							12 months
Financing of 2022 Newbuildings [Member]
Line of Credit Facility [Abstract]
Number of vessels delivered | Vessel								2
Drawn amount						82,100	$ 82,100	$ 84,900
Percentage of purchase price expected to pay by lending provider									80.00%
Term of bareboat charter agreement							10 years
Obligation to purchase the vessels									$ 16,500
First flexibility period to purchase the vessels							60 months
Second flexibility period to purchase the vessels							84 months
Long term debt current						5,400	$ 5,400	$ 5,400
Number of new buildings | Building									2
Contractual Obligation [Abstract]
2023	[1]					2,772	2,772
2024						5,515	5,515
2025						5,500	5,500
2026						5,500	5,500
2027						5,500	5,500
Thereafter						57,337	57,337
Total						$ 82,124	$ 82,124
Financing of 2022 Newbuildings [Member] | SOFR [Member]
Line of Credit Facility [Abstract]
Basis spread on variable rate							0.26%
Term of variable rate							3 months

[1]	Q3 and Q4 2023 repayments